The Company and Summary of Significant Accounting Policies and Estimates	9 Months Ended
Sep. 30, 2013
The Company and Summary of Significant Accounting Policies and Estimates
The Company and Summary of Significant Accounting Policies and Estimates

1. The Company and Summary of Significant Accounting Policies and Estimates

  Business

        Marketo, Inc. (Marketo or the Company) was incorporated in the state of California on January 20, 2006. The Company was reincorporated in the state of Delaware in 2010. The Company operates from its headquarters in San Mateo, California and has operating subsidiaries in Ireland and Australia.

        Marketo is a provider of a cloud-based marketing software platform that enables organizations to engage in modern relationship marketing. The Company's software platform is designed to enable the effective management, optimization and analytical measurement of marketing activities, enabling organizations to acquire new customers more efficiently, build stronger relationships with existing customers, improve sales effectiveness and drive faster revenue growth. On this platform, the Company delivers an easy to use, integrated suite of advanced applications. The Company generally offers its services on an annual subscription basis with quarterly or annual payment terms.

  Initial Public Offering and Follow-On Offering (unaudited)

        On May 17, 2013, the Company closed its initial public offering (IPO) where it sold 6,968,435 shares of common stock to the public, including the underwriters' overallotment option of 908,926 shares of common stock and 309,509 shares of common stock sold by selling stockholders, at a price of $13.00 per share. In addition, the Company sold 500,000 shares of common stock to funds affiliated with Battery Ventures in a concurrent private placement, at a price of $13.00 per share. The Company received aggregate proceeds of approximately $87.0 million from the IPO and concurrent private placement, net of underwriters' discounts and commissions, but before deduction of offering expenses of approximately $3.4 million. Upon the closing of the IPO, all shares of the Company's outstanding convertible preferred stock automatically converted into 25,876,142 shares of common stock.

        On September 13, 2013, the Company closed its follow-on public offering of 6,000,000 shares of its common stock, which included 662,498 shares of common stock sold by the Company and 5,337,502 shares of common stock sold by selling stockholders. The public offering price of the shares sold in the follow-on offering was $35.50 per share. The Company received aggregate proceeds of approximately $22.5 million from the follow-on offering, net of underwriters' discounts and commissions applicable to the sale of shares by the Company, but before deduction of offering costs of approximately $0.7 million payable by the Company. The Company did not receive any proceeds from the sale of shares by the selling stockholders.

  Principles of Consolidation

        The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the U.S. and include the consolidated accounts of the Company and its wholly-owned subsidiaries. All intercompany transactions and balances have been eliminated in consolidation.

  Use of Estimates

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting periods. Such management estimates and assumptions include the estimated selling price for the various elements in our customer contracts, the allowance for doubtful accounts, amounts collectible for sales tax, the fair value of common stock, stock-based compensation expense, useful lives of intangible assets and the valuation of deferred tax assets. Actual results could differ materially from those estimates, and such differences could be material to the financial statements and affect the results of operations reported in future periods.

  Foreign Currency Translation

        The functional currency of the Company's foreign subsidiaries is their respective local currency. Assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the exchange rates in effect at the balance sheet dates, with the resulting translation adjustments directly recorded to a separate component of accumulated other comprehensive income. Income and expense accounts are translated at average exchange rates during the year. Foreign currency remeasurement and transaction gains and losses are recorded in other income (expense), net. The Company recognized net foreign currency losses of $0, $0.1 million, $0.1 million, $35,000 and $0.1 million during the years ended December 31, 2010, 2011, 2012 and for the nine months ended September 30, 2012 (unaudited) and 2013 (unaudited), respectively. The effect of foreign currency exchange rates on cash and cash equivalents was not material for any of the periods presented.

  Unaudited Interim Financial Information

        The accompanying interim consolidated balance sheet as of September 30, 2013, the consolidated interim statements of operations and comprehensive loss and cash flows during the nine months ended September 30, 2012 and 2013 and the interim consolidated statements of stockholders' equity during the nine months ended September 30, 2013 are unaudited. The unaudited interim consolidated financial statements have been prepared on a basis consistent with the annual consolidated financial statements and, in the opinion of management, reflect all adjustments necessary to present fairly the Company's consolidated financial position as of September 30, 2013 and its consolidated statements of operations and comprehensive loss and cash flows during the nine months ended September 30, 2012 and 2013. The financial data and other financial information disclosed in these notes to the consolidated financial statements related to the nine months ended September 30, 2012 and 2013 are also unaudited.

  Segments

        The Company's chief operating decision maker is its Chief Executive Officer (CEO), who reviews financial information presented on a consolidated basis, accompanied by information about revenue by geographic region. Accordingly, the Company has determined that it has a single reportable segment.

  Cash and Cash Equivalents

        The Company considers all highly liquid investments purchased with original maturity of three months or less to be cash equivalents. Cash equivalents were $63.6 million, $42.5 million and $139.0 million as of December 31, 2011, 2012 and September 30, 2013 (unaudited), respectively, consisting primarily of money market funds.

  Allowance for Doubtful Accounts

        Trade accounts receivable are carried at the original invoiced amount less an allowance made for doubtful accounts. The Company maintains an allowance for doubtful accounts based on the probability of future collection. When management becomes aware of circumstances that may decrease the likelihood of collection, it records a specific allowance against amounts due, which reduces the net receivable to the amount that management reasonably believes will be collected. For all other customers, management determines the adequacy of the allowance based on historical loss patterns, the number of days that billings are past due and an evaluation of the potential risk of loss associated with specific accounts. The Company reviews its allowance for doubtful accounts monthly and writes off receivable balances that are deemed to be uncollectible. Increases in the allowance are recorded in general and administrative expense in the period incurred. The Company does not have any off balance sheet credit exposure related to its customers.

        Below is a summary of the changes in allowance for doubtful accounts for 2011, 2012 and the nine months ended September 30, 2013 (in thousands):

	Balance at Beginning of Period	Provision, net of Recoveries	Write-offs	Balance at End of Period
Year ended December 31, 2010	$110	$206	$(234)	$82
Year ended December 31, 2011	82	321	(178)	225
Year ended December 31, 2012	225	362	(251)	336
Nine months ended September 30, 2013 (unaudited)	336	399	(407)	328

  Property and Equipment

        Property and equipment are stated at cost, less accumulated depreciation and amortization. Depreciation is computed using the straight-line method over the estimated useful lives of the asset, which is generally two to three years. Amortization of leasehold improvements is computed using the straight-line method over the shorter of the lease term or the estimated useful life of the asset or improvement. Depreciation and amortization begins when the asset is ready for its intended use. Cost of maintenance and repairs that do not improve or extend the lives of the respective assets are expensed as incurred.

  Capitalized Software Development Costs

        Costs incurred to develop the Company's cloud-based platform and applications consist of (a) certain external direct costs of materials and services incurred in developing or obtaining internal-use computer software and (b) payroll and payroll-related costs for employees who are directly associated with, and who devote time to, a given project. These costs generally consist of internal labor during configuration, coding and testing activities. Research and development costs incurred during the preliminary project stage or costs incurred for data conversion activities, training, maintenance and general and administrative or overhead costs are expensed as incurred. Capitalization begins when the preliminary project stage is complete, management with the relevant authority authorizes and commits to the funding of the software project, it is probable the project will be completed, and the software will be used to perform the functions intended and certain functional and quality standards have been met. Capitalized software development costs are amortized on a straight-line basis over the technology's estimated useful life, which is generally three years. No software development costs were capitalized during 2011 or 2012. Amortization expense during the years ended December 31, 2010, 2011, 2012 and the nine months ended September 30, 2012 (unaudited) and 2013 (unaudited) was $192,000, $181,000, $143,000, $110,000 and $133,000, respectively.

        Costs incurred during the operating stage of the Company's software applications relating to upgrades and enhancements that resulted in added functionality are not capitalized because such upgrades and enhancements are essentially maintenance and, because upgrades and enhancements are provided frequently, do not have a useful life longer than one year. Costs that cannot be separated between maintenance of, and minor upgrades and enhancements to, internal-use software are expensed as incurred.

  Goodwill and Other Intangible Assets

        The Company records goodwill when the consideration paid in a purchase acquisition exceeds the fair value of the net tangible assets and the identified intangible assets acquired. Goodwill is not amortized, but rather is tested for impairment. The Company performs testing for impairment of goodwill at the end of each year, or as events occur or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. The Company conducts a two-step test for impairment of goodwill. The first step of the test for goodwill impairment compares the fair value of the applicable reporting unit with its carrying value. If the fair value of a reporting unit is less than the reporting unit's carrying value, the Company will perform the second step of the test for impairment of goodwill. During the second step of the test for impairment of goodwill, the Company compares the implied fair value of the reporting unit's goodwill with the carrying value of that goodwill. If the carrying value of the goodwill exceeds the calculated implied fair value, the excess amount will be recognized as an impairment loss. The Company has determined that there is a single reporting unit for the purpose of goodwill impairment tests. Based on the above, the Company determined that its goodwill was not impaired at December 31, 2012.

        Other intangible assets, consisting of capitalized software development costs, developed technology, domain names, customer relationships and non-compete agreements, are stated at cost less accumulated amortization. All other intangible assets have been determined to have definite lives and are amortized on a straight-line basis over their estimated remaining economic lives, ranging from one to eight and one-half years. Amortization expense related to capitalized software development costs and developed technology is included in research and development expense. Amortization expense related to customer relationships and non-compete agreements is included in sales and marketing expense. Amortization expense related to domain names is included in general and administrative expense.

  Long-Lived Assets

        The Company continually monitors events and changes in circumstances that could indicate that carrying amounts of its long-lived assets, including property and equipment and identifiable intangible assets, may not be recoverable. When such events or changes in circumstances occur, the Company assesses the recoverability of long-lived assets by determining whether the carrying value of such assets will be recovered through their undiscounted expected future cash flow. If the future undiscounted cash flow is less than the carrying amount of these assets, the Company recognizes an impairment loss based on the excess of the carrying amount over the fair value of the assets. The Company did not recognize impairment charges on its long-lived assets during any of the periods presented.

  Concentration of Credit Risk and Significant Customers

        The Company's financial instruments that are exposed to concentrations of credit risk consist primarily of cash and cash equivalents and trade accounts receivable. Although the Company deposits it cash with multiple financial institutions, its deposits exceed federally insured limits. The Company generally does not require collateral from its customers and generally requires payment 30 days from the invoice date. The Company's accounts receivable are derived from revenue earned from customers located primarily in North America and Europe. The Company periodically evaluates the collectability of its accounts receivable and provides an allowance for potential credit losses as necessary, based on the age of the receivable and collection experience.

        No single customer accounted for more than 10% of accounts receivable as of December 31, 2011, 2012 and September 30, 2013 (unaudited). No single customer accounted for 10% or more of total revenue during the years ended December 31, 2010, 2011 or 2012 and for the nine months ended September 30, 2012 (unaudited) and 2013 (unaudited).

  Revenue Recognition

        The Company derives its revenue from two sources:

          (1)    Subscription and support revenue.    Subscription and support revenue consists of subscription fees from customers accessing the Company's cloud-based software platform and applications, as well as related customer support services; and

          (2)    Professional services and other revenue.    Professional services and other revenue consists of fees associated with providing expert services that educate and assist the Company's customers on the best use of the Company's solutions as well as assist in the implementation of the Company's solution.

        Revenue recognition commences when all of the following conditions are met:

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  Persuasive evidence of an arrangement exists;

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  Delivery or performance has occurred;

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  Fees are fixed or determinable; and

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  Collectability is reasonably assured.

        In the majority of instances, revenue from new customers is generated under sales agreements with multiple elements, comprised of subscription and support fees from customers accessing the Company's cloud-based platform and applications and professional consultation services. The Company evaluates each element in a multiple-element arrangement to determine whether it represents a separate unit of accounting. An element constitutes a separate unit of accounting when the delivered item has stand-alone value and delivery of the undelivered element is probable and within the Company's control. Subscription and support have stand-alone value because they are routinely sold separately by the Company. Most of the professional services have stand-alone value because the Company has sold professional services separately, and there are several third party vendors that routinely provide similar professional services to the Company's customers on a stand-alone basis. Prior to the fourth quarter of 2011, some of the Company's professional services did not have stand-alone value because they were sold together with the subscription and support services. As such revenue was recognized ratably over the related subscription period, not to exceed billings amounts.

        In October 2009, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2009-13, Revenue Recognition (Topic 605): Multiple Deliverable Revenue Arrangements—a consensus of the FASB Emerging Issues Task Force (ASU 2009-13), which amended the previous multiple deliverable arrangements' accounting guidance. ASU 2009-13 amended the accounting standards for multiple-element revenue arrangements to:

        Provide updated guidance on whether multiple deliverables exist, how the elements in an arrangement should be separated, and how the consideration should be allocated;

        Require an entity to allocate revenue in an arrangement using estimated selling prices (ESP) of each element if a vendor does not have vendor specific objective evidence of selling price (VSOE) or third party evidence of selling price (TPE); and

        Eliminate the use of the residual method and require a vendor to allocate revenue using the relative selling price method, which eliminated the requirement to have VSOE of fair value on undelivered elements for revenue recognition.

        The Company adopted this accounting guidance prospectively beginning January 1, 2011, for applicable arrangements entered into or materially modified on or after January 1, 2011 (the beginning of the Company's fiscal year).

        Prior to the adoption of ASU 2009-13, the Company was not able to establish VSOE of fair value for the undelivered elements, which in most instances was subscription and support services. As a result, the Company typically recognized subscription, support and professional services revenue ratably over the subscription and support contract period and presented subscription and support revenue and professional services revenue in the consolidated statements of operations and comprehensive loss based on the respective contractual prices.

        As a result of the adoption of ASU 2009-13, the Company allocates total arrangement fees to each element in a multiple-element arrangement based on the relative selling price hierarchy of each element unless the fee allocated to the subscription and support under this method is less than the fee subject to refund if the performance conditions are not met. In these instances, since the professional services are generally completed prior to completion of the subscription and support, the allocation of the fee for subscription and support is at least equal to the contractual amounts subject to the performance condition.

        The relative selling price hierarchy consists of the following: Selling price for a deliverable is based on its 1) VSOE, if available, 2) TPE, if VSOE is not available, or 3) ESP, if neither VSOE nor TPE is available. Because the Company has been unable to establish VSOE or TPE for the elements of its arrangements, the Company establishes the ESP for each element primarily by considering the median of actual sales prices of each type of subscription and support sold and the weighted average of actual sales prices of professional services sold. For subscription and support arrangements, management considered other factors such as database sizes, pricing practices and market considerations.

        Subscription and support revenue is recognized commencing upon delivery of the Company's cloud-based services, which is the date a new subscription is provisioned and made available to a new customer, or new or expanded capabilities are provisioned and added to an existing subscription, provided that all of the other revenue recognition criteria are first met, referred to as the "Commencement Date". Subscription and support revenue is recognized from the Commencement Date ratably thereafter over the remaining contractual term, which is generally three to 36 months. Amounts that have been invoiced are recorded in accounts receivable and in deferred revenue or revenue, depending on whether the revenue recognition criteria have been met.

        Professional services and other have stand-alone value from the related subscription services. The majority of the Company's professional services contracts are offered on a time and material basis. When these services are not combined with subscription and support revenue in a multiple-element arrangement, services revenue is recognized as the services are rendered. In 2010 and 2011, the Company's professional services also consisted of a small number of fixed price contracts, where revenue is recognized on a proportional performance method, based on input measures, which include making reasonably dependable estimates of the total effort to complete the project. Certain standard and non-standard professional service arrangements include customer acceptance provisions. Services provided under arrangements that include customer acceptance provisions are typically provided on a time and material basis, and the revenue is deferred and recognized upon customer acceptance of the service deliverable.

        The Company's professional services also consist of short-term implementation services, which are offered at a flat fee. The enablement services teams assist customers with standard adoption procedures for the Company's platform. Because such enablement services typically are completed within a short period (usually one to ten days), the Company recognizes revenue from this service upon completion. The implementation services consist of short-term (usually spanning approximately 90 days) "use it or lose it", services to assist customers with standard implementation and to implement the customer's first marketing campaign which are offered at a flat fee. Such flat fees are recognized ratably over the 90 day period.

        Education revenue is recognized after the services are performed.

        The Company's time and material and fixed price professional service contracts are generally delivered within one year from the date of the arrangement.

        The Company has established processes to determine ESP, allocate revenue in multiple-element arrangements using ESP, and make reasonably dependable estimates of the proportional performance method for professional services. Had the Company not adopted ASU 2009-13 effective January 1, 2011, and recognized all arrangements ratably, the Company's revenue for the year ended December 31, 2011 would have been lower by approximately $453,000.

        At December 31, 2011, the Company's deferred professional services under the previous accounting guidance were not significant.

        Sales and other taxes collected from customers to be remitted to government authorities are excluded from revenue.

  Cost of Revenue

        Cost of subscriptions, support, professional services and other revenue are expensed as incurred. Cost of subscription and support revenue primarily consists of expenses related to hosting the Company's service and providing support to the Company's customers. These expenses are comprised of data center operations costs and personnel and related costs directly associated with the Company's cloud infrastructure, customer support and customer success organizations, including salaries, benefits, bonuses and stock-based compensation, as well as allocated overhead. Overhead associated with facilities and depreciation, excluding depreciation related to the Company's data center infrastructure, is allocated to cost of revenue and operating expenses based on headcount. Cost of professional services and other revenue consists primarily of personnel and related costs directly associated with the Company's professional services and training organizations, including salaries, benefits, bonuses and stock-based compensation, the costs of sub-contracted third-party vendors, as well as allocated overhead.

        The Company revised its 2011 cost of revenue to correctly classify $783,000 of costs from cost of professional services revenue and other to cost of subscription and support revenue.

  Deferred Revenue

        Deferred revenue consists of billings or payments received in advance of revenue recognition and are recognized as the revenue recognition criteria are met. The Company generally invoices its customers annually or in quarterly installments payable in advance. Accordingly, the deferred revenue balance does not represent the total contract value of annual or multi-year, noncancelable arrangements. The current portion of deferred revenue represents the amount that is expected to be recognized as revenue within one year from the balance sheet date. In all of the years presented, the Company did not have any long-term deferred revenue.

  Commissions

        Sales and marketing commissions are recognized as an expense generally at the time the customer order is signed. Substantially all of the effort by the sales and marketing organization is expended through the time of closing the sale with limited or no involvement thereafter. Commissions paid are subject to clawback by the Company in the event the customer fails to make payment on the agreement.

  Warranties and Indemnification

        The Company's cloud-based software platform and applications are typically warranted to perform in a manner consistent with general industry standards that are reasonably applicable and materially in accordance with the Company's on-line help documentation under normal use and circumstances.

        The Company includes service level commitments to its customers warranting certain levels of uptime reliability and performance and permitting those customers to receive credits in the event that the Company fails to meet those levels. To date, the Company has not incurred any material costs as a result of such commitments and has not accrued any liabilities related to such obligations in the accompanying consolidated financial statements.

        The Company's arrangements include provisions indemnifying customers against liabilities if the Company's products infringe a third-party's intellectual property rights. The Company has not incurred any costs as a result of such indemnification and has not accrued any liabilities related to such obligations in the accompanying consolidated financial statements.

        The Company has also agreed to indemnify its directors and executive officers for costs associated with any fees, expenses, judgments, fines and settlement amounts incurred by any of those persons in any action or proceeding to which any of those persons is, or is threatened to be, made a party by reason of the person's service as a director or officer, including any action by the Company, arising out of that person's services as the Company's director or officer or that person's services provided to any other company or enterprise at the Company's request. The Company maintains director and officer insurance coverage that may enable the Company to recover a portion of any future indemnification amounts paid.

  Advertising Costs

        Advertising costs are expensed as incurred. For the years ended December 31, 2010, 2011 and 2012 advertising expenses were $637,000, $1.0 million and $1.2 million, respectively. For the nine months ended September 30, 2012 (unaudited) and 2013 (unaudited), advertising expenses were $0.8 million and $1.0 million, respectively.

  Stock-Based Compensation

        The Company uses the fair value method for recording stock-based compensation. Share-based compensation cost for stock options is estimated at the grant date based on each option's fair-value as calculated by the Black-Scholes option-pricing model. The Company recognizes compensation cost for stock option grants on a straight-line basis over the requisite service period for the entire award.

        Stock-based compensation cost for restricted stock units (RSUs) is measured based on the fair value of the underlying shares on the date of grant. RSUs are subject to a time-based vesting condition and some are also subject to a performance-based vesting condition, both of which must be satisfied before the RSUs are vested and settled for shares of common stock. The time-based vesting condition generally ranges from 2 to 4 years, and the performance-based vesting condition is satisfied upon the occurrence of a sale event or the completion of the Company's initial public offering. No expense related to these awards will be recognized unless the performance condition is satisfied. RSUs which have met the time-based vesting condition do not cancel when service to the Company is terminated; however, these shares will not vest until the performance-based vesting condition is met. RSUs that have not satisfied the time-based vesting condition as of termination of employment are automatically forfeited. The RSUs will expire 7 years from the grant date if not previously settled for shares of common stock.

  Income Taxes

        The provision for income taxes is computed using the asset and liability method, under which deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities, and for operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using the currently enacted tax rates that apply to taxable income in effect for the years in which those tax assets are expected to be realized or settled. The Company records a valuation allowance to reduce deferred tax assets to the amount that is believed more likely than not to be realized.

        Compliance with income tax regulations requires the Company to make decisions relating to the transfer pricing of revenue and expenses between each of its legal entities that are located in several countries. The Company's determinations include many decisions based on management's knowledge of the underlying assets of the business, the legal ownership of these assets, and the ultimate transactions conducted with customers and other third parties. The calculation of the Company's tax liabilities involves dealing with uncertainties in the application of complex tax regulations in multiple tax jurisdictions. The Company may be periodically reviewed by domestic and foreign tax authorities regarding the amount of taxes due. These reviews may include questions regarding the timing and amount of deductions and the allocation of income among various tax jurisdictions. In evaluating the exposure associated with various filing positions, the Company records estimated reserves when it is more likely than not that an uncertain tax position will not be sustained upon examination by a taxing authority. Such estimates are subject to change. See Note 12, "Income Taxes".

  Net Loss per Share Attributable to Common Stockholders

        Basic and diluted net loss per share of common stock is presented in conformity with the two-class method required for participating securities. Holders of Series A, B, C, D, E, F and G convertible preferred stock were each entitled to receive noncumulative dividends out of any funds legally available, when, as and if declared by the board of directors, payable prior and in preference to any dividends on any shares of the Company's common stock. The dividend rates for Series A, B, C, D, E, F and G convertible preferred stock were $0.08, $0.12, $0.20, $0.379, $0.5326, $1.056, and $1.168 per share, respectively. In the event a dividend is paid to common stockholders, the holders of the Series A, B, C, D, E, F and G convertible preferred stock were entitled to a proportionate share of any such dividends as if they were holders of common stock (on an as-if converted basis).

        Under the two-class method, net income (loss) attributable to common stockholders is determined by allocating undistributed earnings, calculated as net income less current period convertible preferred stock non-cumulative dividends, between common stock and preferred stock. In computing diluted net income (loss) attributable to common stockholders, undistributed earnings are re-allocated to reflect the potential impact of dilutive securities. Basic net income (loss) per share of common stock is computed by dividing the net income (loss) attributable to common stockholders by the weighted average number of common shares outstanding during the period. Unvested common shares resulting from the early exercises of stock options are excluded from the calculation of the weighted average common shares until they vest as they are subject to repurchase until they are vested. Those shares are added to the calculation of the weighted average common shares outstanding as they vest. Diluted net income per share attributable to common stockholders is computed by dividing net income attributable to common stockholders by the weighted average number of common shares outstanding, including potential dilutive common shares assuming the dilutive effect of potential common shares for the period determined using the treasury stock method. For purposes of this calculation, convertible preferred stock, options to purchase common stock and restricted stock units are considered to be potential dilutive common shares, but have been excluded from the calculation of diluted net loss per share of common stock as their effect is antidilutive for all periods presented. Holders of convertible preferred stock and holders of stock subject to repurchase did not have a contractual obligation to share in the losses of the Company.

        Given the Company is in a loss position for all the periods presented, the Company has not allocated losses to any series of convertible preferred stock.